Loss Per Share - Summary of Basic and Diluted EPS Calculations (Detail) - RUB (₽) ₽ / shares in Units, ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earning Per Share [Abstract]
Loss attributable to the parent entity	₽ (58,187)	₽ (56,779)	₽ (22,264)
Effects of the settlement of preference shares classified as equity	0	0	33
Loss attributable to ordinary equity holders of the parent entity	₽ (58,187)	₽ (56,779)	₽ (22,231)
Weighted average number of ordinary shares	208,752,123	205,619,832	164,605,952
Basic and diluted loss per share (RUB)	₽ (278.7)	₽ (276.1)	₽ (135.1)